Lincoln InvestmentSolutionsSM Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2022
This updating summary prospectus summarizes certain changes to key features of the Lincoln InvestmentSolutionsSM variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln InvestmentSolutionsSM contract.
The prospectus for the Lincoln InvestmentSolutionsSM variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-877-534-8255, send an email request to CustServSupportTeam@lfg.com, or contact your financial professional. Your election to receive reports in paper will apply to all funds available under your Contract.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•	The Home Office address was changed to 1301 South Harrison Street, Fort Wayne, Indiana 46802.
•	Beginning September 1, 2021, Purchase Payments totaling $2 million or more (previously $1 million) are subject to Home Office approval.
•	Beginning September 1, 2021, the election of any of the Living Benefit Riders available under your Contract is subject to Home Office approval if your Contract Value totals $2 million or more (previously $1 million). This provision does not apply to elections of i4LIFE® Advantage.
•	The charge rate for i4LIFE® Advantage Select Guaranteed Income Benefit will increase to 1.10% single life option (1.30% joint life option) upon the next automatic step-up of the Guaranteed Income Benefit.
•	The charge rate for i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders will increase to 0.95% single life option (1.15% joint life option) upon the next automatic step-up of the Guaranteed Income Benefit.
Fund Name Changes:
Former Fund Name	New Fund Name
Invesco V.I. International Growth Fund	Invesco V.I. EQV International Equity Fund
QS Variable Conservative Growth	Franklin Multi-Asset Variable Conservative Growth

Fund Additions:
•	LVIP BlackRock Global Allocation Fund This fund will be available on or about June 3, 2022. Consult your financial professional.
Fund Mergers:
•	LVIP BlackRock Advantage Allocation Fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 10, 2022.
Fund Substitution:
•	BlackRock Global Allocation V.I. Fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022.

Important Information You Should Consider About the Lincoln InvestmentSolutionsSM Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with the Contract.			• N/A
Transaction Charges	There are no sales charges associated with the Contract.			• N/A
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.			• Fee Tables • Examples • Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract - Account Value Death Benefit	0.62%[1]	0.62%[1]
	Base Contract – Guarantee of Principal Death Benefit Base Contract – Guarantee of Principal Death Benefit	0.67%[1]	0.67%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	0.92%[1]	0.92%[1]
	Base Contract – Estate Enhancement Benefit	1.12%[1]	1.12%[1]
	Investment options (fund fees and expenses)	0.23%[1]	1.63%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.
	Lowest Annual Cost: $1,026	Highest Annual Cost: $5,279
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive fund fees and expenses
• No optional benefits
• No additional Purchase Payments, transfers, or withdrawals
• No sales charges or advisory fees	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and fund fees and expenses
• No additional Purchase Payments, transfers, or withdrawals
• No sales charges or advisory fees

	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in this Contract, including loss of principal.	• Principal Risks • Investments of the Variable Annuity Account
Not a Short-Term Investment	• This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
	• The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.	• Principal Risks • Surrender and Withdrawals • Fee Tables • Living Benefit Riders
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
• Each investment option (including the fixed account option) has its own unique risks.
	• You should review the investment options before making an investment decision.	• Principal Risks • Investments of the Variable Annuity Account
Insurance Company Risks	• An investment in the Contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.	• Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments	• The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
	• We reserve the right to remove or substitute any funds as investment options that are available under the Contract.	• Principal Risks • Investments of the Variable Annuity Account
Optional Benefits	• Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
• You are required to have a certain level of Contract Value for some new rider elections.
• We may modify or stop offering an optional benefit that is currently available at any time.
• If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).
	• If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.	• The Contracts • Living Benefit Riders • Death Benefits • Advisory Fee Withdrawals • Federal Tax Matters – Payment of Investment Advisory Fees • Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
	• Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.	• Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges	• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.	• The Contracts - Replacement of Existing Insurance

Appendix A— Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class I	0.72%[2]	21.71%	10.21%	12.01%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 1	0.30%	15.40%	11.99%	11.60%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 1	0.27%[2]	15.31%	8.53%	N/A
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds Capital World Bond Fund - Class 1	0.50%	-4.73%	3.74%	2.32%
Long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund - Class 1	0.42%[2]	15.03%	13.55%	11.92%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds Global Balanced Fund - Class 1	0.51%[2]	11.05%	10.86%	8.43%
Long-term growth of capital.	American Funds Global Growth Fund - Class 1	0.42%[2]	16.72%	20.00%	15.95%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 1	0.65%[2]	6.98%	15.74%	12.79%
Growth of capital.	American Funds Growth Fund - Class 1	0.35%	22.30%	25.75%	20.01%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 1	0.29%	24.42%	16.68%	15.70%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 1	0.30%[2]	8.74%	6.86%	6.49%
Long-term growth of capital.	American Funds International Fund - Class 1	0.54%	-1.24%	9.91%	8.40%
Long-term growth of capital while providing current income.	American Funds International Growth and Income Fund - Class 1	0.53%[2]	5.64%	9.02%	7.22%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Asset Allocation Fund - Class P1	0.65%[2]	12.82%	9.21%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth Fund - Class P1	0.69%[2]	13.08%	18.19%	N/A
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth-Income Fund - Class P1	0.63%[2]	15.31%	12.35%	N/A
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk International Fund - Class P1	0.85%[2]	-3.92%	6.31%	N/A
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Washington Mutual Investors Fund - Class P1	0.64%[2]	17.46%	7.36%	N/A
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 1	0.25%[2]	-0.32%	2.76%	2.50%
Long-term capital appreciation.	American Funds New World Fund® - Class 1	0.57%[2]	5.16%	13.53%	8.94%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 1	0.20%[2]	-0.14%	4.49%	3.52%
To provide a high level of current income consistent with preservation of capital.	American Funds U.S. Government Securities Fund - Class 1	0.22%[2]	-0.44%	3.55%	2.55%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 1	0.27%[2]	28.12%	12.79%	14.04%
High total investment return.	BlackRock Global Allocation V.I. Fund - Class I This fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022. Consult your registered representative.	0.75%[2]	6.67%	9.95%	7.94%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.75%	21.94%	21.52%	19.44%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.82%	28.71%	14.26%	14.33%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Portfolio - Class II3	0.95%	6.06%	5.48%	6.60%
Growth of capital.	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II3	1.10%[2]	16.36%	24.85%	17.05%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.88%	12.74%	5.93%	4.20%
Income and capital growth consistent with reasonable risk. A fund of funds.	Fidelity® VIP Balanced Portfolio - Initial Class	0.46%	18.26%	14.98%	12.65%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.69%[2]	10.02%	9.91%	8.33%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	25.30%	N/A	N/A
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.69%	11.47%	9.52%	8.63%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares (formerly Invesco V.I. International Growth Fund)	0.89%	5.89%	10.17%	8.09%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Insurance Trust Core Bond Portfolio - Class 1	0.54%[2]	-1.35%	3.58%	2.98%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class	0.57%[2]	10.63%	10.78%	9.09%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	0.59%	9.36%	8.77%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	0.63%	11.17%	10.16%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class	0.59%[2]	10.88%	11.66%	9.95%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class	0.57%[2]	7.39%	8.53%	7.10%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Standard Class	0.48%[2]	-0.52%	2.42%	N/A
Total return.	LVIP BlackRock Advantage Allocation Fund - Standard Class This fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 10, 2022. Consult your financial professional.	0.73%[2]	7.71%	8.99%	7.79%
Reasonable income by investing primarily in income-producing equity securities.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	0.64%[2]	23.07%	9.61%	9.20%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class This fund will be available on or about June 3, 2022. Consult your financial professional.	0.73%[2]	7.55%	N/A	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	0.83%[2]	7.74%	7.89%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	0.40%[2]	12.69%	8.52%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.48%	4.67%	3.64%	1.93%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	0.38%[2]	14.66%	9.23%	N/A
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.71%[2]	13.29%	17.89%	10.64%
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	0.68%[2]	22.04%	14.51%	N/A
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.62%[2]	0.40%	1.82%	1.62%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-1.30%	4.50%	3.59%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class[3]	0.53%	-0.67%	2.23%	1.74%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3]	0.72%[2]	11.78%	7.81%	7.99%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	13.22%	8.95%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	0.76%	15.37%	5.95%	5.16%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.38%[2]	27.55%	16.70%	15.49%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.48%	27.77%	15.21%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	0.60%[2]	27.69%	14.11%	12.17%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	0.65%[2]	26.98%	15.49%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.74%[2]	14.73%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.73%[2]	7.63%	6.95%	6.25%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.70%[2]	12.77%	8.42%	6.84%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.71%[2]	10.82%	7.89%	6.53%
Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.42%	0.02%	0.78%	0.40%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after February 8, 2016.	0.57%[2]	20.60%	10.70%	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.69%[2]	5.87%	6.94%	6.29%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.76%[2]	29.08%	9.11%	9.13%
Capital Appreciation. A fund of funds.	LVIP MFS International Equity Managed Volatility Fund - Standard Class	0.90%[2]	12.42%	11.50%	N/A
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	0.78%[2]	15.90%	12.15%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class	0.50%[2]	-0.64%	1.92%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.36%[2]	-1.98%	3.24%	2.55%
To maximize long-term capital appreciation.	LVIP SSGA Developed International 150 Fund - Standard Class	0.39%[2]	13.16%	5.58%	6.63%
To maximize long-term capital appreciation.	LVIP SSGA Emerging Markets 100 Fund - Standard Class	0.47%[2]	8.79%	5.47%	2.83%
A balance between current income and growth of capital, with a greater emphasis on growth of capital.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	0.50%[2]	-3.30%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.55%[2]	12.58%	8.01%	6.30%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	11.06%	9.40%	7.72%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class	0.60%[2]	10.76%	7.29%	N/A
To maximize long-term capital appreciation.	LVIP SSGA Large Cap 100 Fund - Standard Class	0.35%[2]	31.88%	12.79%	14.17%
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	0.47%[2]	28.09%	15.72%	N/A
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class	0.34%[2]	24.37%	12.71%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	28.42%	18.18%	16.27%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class	0.36%[2]	-0.52%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	14.56%	11.56%	12.77%
To maximize long-term capital appreciation.	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	0.38%[2]	33.66%	9.33%	11.70%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	0.61%[2]	16.24%	9.38%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.80%[2]	18.18%	N/A	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.78%[2]	15.37%	10.02%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.37%	-1.29%	2.88%	2.22%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.31%[2]	25.74%	17.53%	15.51%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.33%[2]	8.16%	9.91%	7.75%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class	0.50%	-1.72%	4.13%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.64%	14.28%	12.98%	11.34%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.56%	27.62%	14.08%	14.40%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.51%[2]	-4.62%	-0.68%	1.39%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Service Class Shares advised by Valmark Advisers, Inc.	0.61%	9.62%	N/A	N/A
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Service Class Shares advised by Valmark Advisers, Inc.	0.60%	12.80%	N/A	N/A
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
[2]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
[3]	Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
[4]	The index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
[5]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[6]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect 4LATER® Advantage (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders section below. Currently, if you purchase i4LIFE® Advantage without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
LVIP American Preservation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Delaware Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund	American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Managed Risk Asset Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Preservation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund

•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	LVIP Western Asset Core Bond Fund
Investment Requirements for Lincoln Wealth PassSM and i4LIFE® Advantage Select Guaranteed Income Benefit. If you elect Lincoln Wealth PassSM or i4LIFE® Advantage Select Guaranteed Income Benefit you must currently allocate your Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Capital World Bond Fund (not available for riders elected on or after August 21, 2017)
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio
LVIP American Preservation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund	American Century VP Large Company Value Fund
American Funds Asset Allocation fund
American Funds Capital Income Builder®
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware Ivy VIP High Income Portfolio
Delaware Ivy VIP Mid Cap Growth Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. EQV International Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan Retirement Income Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
Putnam VT George Putnam Balanced Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

•	American Funds Asset Allocation Fund
•	American Funds Capital World Bond Fund (not available for riders elected on or after August 21, 2017)
•	American Funds Global Balanced Fund
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Mortgage Fund
•	American Funds The Bond Fund of America
•	American Funds U.S. Government Securities Fund
•	Fidelity® VIP FundsManager® 50% Portfolio
•	Franklin Multi-Asset Variable Conservative Growth Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund
•	LVIP BlackRock Global Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	LVIP Western Asset Core Bond Fund
•	Putnam VT George Putnam Balanced Fund
•	Putnam VT Large Cap Value Fund
•	TOPS® Balanced ETF Portfolio
•	TOPS® Moderate Growth ETF Portfolio
The fixed account is only available for dollar cost averaging.
Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed Income Benefit, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Capital World Bond Fund
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio
LVIP American Preservation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund	Any of the Subaccounts offered under the Contract except for funds in Groups 1 and 3, and the fixed account or noted below.	DWS Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund LVIP SSGA Emerging Markets Equity Index Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Asset Allocation Fund
•	American Funds Capital World Bond Fund
•	American Funds Global Balanced Fund
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Mortgage Fund
•	American Funds The Bond Fund of America
•	American Funds U.S. Government Securities Fund
•	Fidelity® VIP FundsManager® Portfolio

•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund
•	LVIP BlackRock Global Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	LVIP Western Asset Core Bond Fund
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	TOPS® Balanced ETF Portfolio
•	TOPS® Moderate Growth ETF Portfolio

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-172328; 811-08517
EDGAR Contract Identifier C000100224